Goodwill	12 Months Ended
Mar. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill

14 GOODWILL

The changes in the carrying amount of goodwill were as follows:

	Cross-border business	Domestic business	Total
	RMB	RMB	RMB
Balance as of March 31, 2016
Goodwill	96,236	1,567,725	1,663,961
Accumulated impairment loss	—	—	—

	96,236	1,567,725	1,663,961

Transaction during the year
Additions (Note (a))	—	928	928
Impairment (Note (b))	(96,236)	—	(96,236)

Balance as of March 31, 2017, 2018 and 2019
Goodwill	96,236	1,568,653	1,664,889
Accumulated impairment loss	(96,236)	—	(96,236)

	—	1,568,653	1,568,653

(a)

In October 2016, Hangzhou Juangua entered into a share purchase agreement with Hangzhou MG Co., Ltd. (“Hangzhou MG”). As of the acquisition date, the difference of RMB928 between the total consideration of RMB3,000 and fair value of Hangzhou MG’s net assets of RMB2,072 was recognized in goodwill.

(b)	Goodwill impairment

Goodwill is tested for impairment on an annual basis as of March 31, and in between annual tests when an event occurs or circumstances change that could indicate that the goodwill might be impaired.

As of March 31, 2016, the RMB96,236 in goodwill resulted from the acquisition of Aimei in January 2016, which formed our cross-border business reporting unit. The RMB1,567,725 in goodwill resulted from the acquisition of Meiliworks in February 2016, which formed part of our domestic business reporting unit. Once goodwill has been assigned to a reporting unit, for accounting purposes, the goodwill is no longer directly associated with the underlying acquisitions that the goodwill originated from, but rather the reporting unit to which it has been allocated. The Group had two reporting units as of March 31, 2016.

In December 2016, considering qualitative factor that cross-border business was terminated primarily because the Group decided to sharpen its focus on its current business model, and to a lesser extent, the operating conditions of the business, the Group concluded that a two-step goodwill impairment test was required for the cross-border reporting unit.

As the cross-border business was entirely terminated with no future cash flow expected, management determined the implied fair value of goodwill in the cross-border business reporting unit to be zero. As a result, the goodwill in the cross-border business reporting unit was fully impaired and impairment loss of RMB96,236 was recognized in impairment of goodwill and intangible assets in the Consolidated Statements of Operations and Comprehensive Loss for the year ended March 31, 2017.

The Group performed annual impairment test on the goodwill related to the domestic business reporting unit on March 31 of each year which is the only reporting unit of the Group after December 2016. Considering qualitative factors that the Group was suffering from accumulated loss and operating cash outflow, the Group concluded that a two-step goodwill impairment test was required for the domestic business reporting unit.

In estimating the fair value of the domestic business reporting unit in the first step of the impairment test, significant management judgment was required. As of March 31, 2017, 2018 and 2019, in using the income approach methodology of valuation, estimates to determine the fair value of the domestic business reporting unit included management judgment related to forecasts of future operating results, discount rates, and expected future growth rates that are used in the discounted cash flow method of valuation. As of March 31, 2017 and 2018, in using the market approach methodology of valuation, management made judgments related to the selection of comparable businesses. The underlying assumptions used in the first step of the impairment test considered the current industry environment and its expected impact on the fair value of the domestic business reporting unit.

As of March 31, 2019, in addition to using the income approach methodology of valuation, the Group also estimated the fair value of the domestic business reporting unit with reference to its quoted market price on the measurement date in the first step of the impairment test.

Based on the result of the goodwill impairment testing, the estimated fair value of the domestic business reporting unit exceeded its carrying amount as of March 31, 2017, 2018 and 2019 with sufficient headroom, respectively. Therefore, the second step of the impairment test for the domestic business reporting unit is not necessary and no impairment of goodwill related to the domestic business reporting unit was recognized during the year ended March 31, 2017, 2018 and 2019.